Activities of Orange Bank - Fair value of derivatives, net (Details) - Derivatives [member] - Orange Bank, operating segment [member] - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount, fair value	€ 60	€ 55
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount, fair value	73
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount, fair value	€ (13)	€ 55